UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22039


         First Trust Specialty Finance and Financial Opportunities Fund
               (Exact name of registrant as specified in charter)


                             120 East Liberty Drive
                                    Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)


               Registrant's telephone number, including area code:
                                  630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (A) (B)
AUGUST 31,2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
COMMON STOCKS - 111.4%
CAPITAL MARKETS - 77.7%
  616,806   Apollo Investment Corp ..............................   $  5,711,624
1,134,733   Ares Capital Corp ...................................     10,553,017
  690,000   BlackRock Kelso Capital Corp ........................      5,485,500
  500,716   Gladstone Capital Corp ..............................      3,750,363
  183,333   Gladstone Investment Corp ...........................        927,665
   50,500   GSC Investment Corp .................................        176,245
  534,556   Hercules Technology Growth Capital, Inc .............      4,955,334
  607,367   Kohlberg Capital Corp ...............................      2,891,067
   19,774   Main Street Capital Corp ............................        259,435
  279,800   MCG Capital Corp. (c) ...............................        847,794
  603,700   MVC Capital, Inc ....................................      5,505,744
  351,737   NGP Capital Resources Co ............................      2,254,634
  600,000   Patriot Capital Funding, Inc ........................      2,322,000
  610,000   PennantPark Investment Corp .........................      5,093,500
  700,827   Prospect Energy Corp ................................      7,148,435
  475,485   TICC Capital Corp ...................................      2,429,728
   90,000   Triangle Capital Corp ...............................        981,900
                                                                    ------------
                                                                      61,293,985
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES - 10.2%
  177,500   Compass Diversified Holdings ........................      1,798,075
  237,366   Fifth Street Finance Corp ...........................      2,442,496
  459,504   Medallion Financial Corp ............................      3,836,858
                                                                    ------------
                                                                       8,077,429
                                                                    ------------
INSURANCE - 1.4%
        3   Berkshire Hathaway, Inc. - Class A (c) ..............        302,550
   53,700   Fidelity National Financial, Inc. - Class A .........        806,574
                                                                    ------------
                                                                       1,109,124
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 22.1%
  204,500   Annaly Capital Management, Inc ......................      3,546,030
  105,000   Cypress Sharpridge Investments, Inc .................      1,470,000
  192,307   Cypress Sharpridge Investments, Inc. (d) ............      2,692,298
  133,195   Hatteras Financial Corp .............................      3,981,199
  420,000   MFA Financial, Inc ..................................      3,326,400
  624,518   NorthStar Realty Finance Corp .......................      2,373,168
                                                                    ------------
                                                                      17,389,095
                                                                    ------------
            TOTAL COMMON STOCKS .................................     87,869,633
                                                                    ------------
            (Cost $148,895,524)
EXCHANGE-TRADED FUND - 3.7%
            CAPITAL MARKETS - 3.7%
   80,000   SPDR Barclays Capital High Yield Bond ETF ...........      2,931,200
                                                                    ------------
            TOTAL EXCHANGE-TRADED FUND ..........................      2,931,200
                                                                    ------------
            (Cost $2,665,961)


             See Notes to Quarterly Portfolio of Investments Page 1

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31,2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CANADIAN INCOME TRUSTS - 0.0%
            OIL,GAS & CONSUMABLE FUELS - 0.0%
      100   ARC Energy Trust ....................................   $      1,588
       81   Progress Energy Resources Corp ......................            767
                                                                    ------------
            TOTAL CANADIAN INCOME TRUSTS ........................          2,355
                                                                    ------------
            (Cost $3,343)
WARRANTS - 0.3%
            REAL ESTATE INVESTMENT TRUST (REIT) - 0.3%
  576,923   Cypress Sharpridge Investments, Inc.,
               expires 04/30/11 (c) (e) (d) .....................        198,404
                                                                    ------------
            TOTAL WARRANTS ......................................        198,404
                                                                    ------------
            (Cost $0)
            TOTAL INVESTMENTS - 115.4% ..........................     91,001,592
               (Cost $151,564,828) (f)
            LOAN OUTSTANDING - (18.2)% ..........................    (14,350,000)
            NET OTHER ASSETS AND LIABILITIES - 2.8% .............      2,247,585
                                                                    ------------
            NET ASSETS - 100.0% .................................   $ 78,899,177
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of the securities are available to serve as collateral on loan outstanding.

(c)  Non-income producing security.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933 as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See Note 1C-Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(e) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,492,811 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $65,056,047.


             Page 2 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31,2009 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                            LEVEL 2        LEVEL 3
                             TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                              08/31/2009       PRICES        INPUTS        INPUTS
                             ------------   -----------   -----------   ------------
Common Stocks* ...........    $87,869,633   $87,869,633       $--         $     --
Exchange-Traded Fund* ....      2,931,200     2,931,200        --               --
Canadian Income Trusts* ..          2,355         2,355        --               --
Warrants* ................        198,404            --        --          198,404
                              -----------   -----------       ---         --------
Total Investments ........    $91,001,592   $90,803,188       $--         $198,404
                              ===========   ===========       ===         ========

*    See Portfolio of Investments for industry breakout.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)                    INVESTMENTS
-------------------------------------------      -----------
Balance as of November 30, 2008 ..............   $ 2,419,222
Net unrealized appreciation (depreciation) ...       471,480
Transfer in and/or out of Level 3 ............    (2,692,298)
                                                 -----------
Balance as of August 31, 2009 ................   $   198,404
                                                 ===========


             See Notes to Quarterly Portfolio of Investments Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                           AUGUST 31,2009 (UNAUDITED)

                      1.VALUATION AND INVESTMENT PRACTICES

A.PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.The three levels of the fair value hierarchy under FAS 157 are described as follows:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included in the Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

B.SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                           AUGUST 31,2009 (UNAUDITED)

C.RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act. As of August 31, 2009, the Fund held restricted securities as shown in the table below. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                                                CARRYING
                                       ACQUISITION             VALUE PER                                   % OF
SECURITY                                   DATE       SHARES     SHARE     CARRYING COST      VALUE     NET ASSETS
--------                               -----------   -------   ---------   -------------   ----------   ----------
Cypress Sharpridge Investments, Inc.     5/19/08     192,307     $14.00      $2,999,989    $2,692,298      3.41%
Cypress Sharpridge Investments, Inc.
   Warrants                              5/19/08     576,923       0.34              --       198,404      0.25
                                                    --------                 ----------    ----------     -----
                                                     769,230                 $2,999,989    $2,890,702      3.66%
                                                    ========                 ==========    ==========     =====


                                     Page 5

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                           -----------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.